Investment securities (Tables)	6 Months Ended
Jun. 30, 2014
Investment securities
end of	2Q14	1Q14	4Q13	2Q13
Investment securities (CHF million)
Securities available-for-sale	3,323	3,320	2,987	3,546
Total investment securities	3,323	3,320	2,987	3,546

Investment securities by type
Investment securities by type

	2Q14				4Q13
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	373	24	0	397	389	15	2	402
Debt securities issued by foreign governments	1,758	52	0	1,810	1,350	39	1	1,388
Corporate debt securities	573	14	0	587	590	16	0	606
Collateralized debt obligations	408	15	0	423	480	11	1	490
Debt securities available-for-sale	3,112	105	0	3,217	2,809	81	4	2,886
Banks, trust and insurance companies	74	22	0	96	74	18	0	92
Industry and all other	10	0	0	10	9	0	0	9
Equity securities available-for-sale	84	22	0	106	83	18	0	101
Securities available-for-sale	3,196	127	0	3,323	2,892	99	4	2,987

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value

	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
4Q13 (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	168	2	0	0	168	2
Debt securities issued by foreign governments	109	1	0	0	109	1
Collateralized debt obligation	10	1	0	0	10	1
Debt securities available-for-sale	287	4	0	0	287	4

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M14		6M13
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	41	7	27	9

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q14 (CHF million)
Due within 1 year	561	563	1.43
Due from 1 to 5 years	1,666	1,730	2.35
Due from 5 to 10 years	832	868	1.46
Due after 10 years	53	56	1.62
Total debt securities	3,112	3,217	1.93